Related Party Transactions - Schedule of Transactions of Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings	$ 6,199	$ 6,051	$ 6,497
Mr. Weidong Gu – Xinyu Rural Commercial Bank [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings	4,275	4,173	4,237
Mr. Weidong Gu – Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		9,737	14,124
Mr. Weidong Gu – Agricultural Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		3,478
Mr. Zhisheng Cheng – Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		9,737	14,124
Mr. Xingzhi Huang – Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		9,737	14,124
Mr. Xingzhi Huang – Agricultural Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		3,478
Xinyu High-Tech Investment Co., Ltd.[Member]
Rental income:
Rental income	$ 102	$ 102	$ 69